Acquisitions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure Of Business Combinations [Line Items]
Revenue contributed by business acquisition	£ 51
Increased adjusted operating profit	8
Decreased net profit	9
Integration costs and amortisation of acquired intangibles	17
Net cash inflow from operating activities contributed by business acquisition	3
Group revenue, pro forma basis	7,897
Adjusted operating profit, pro forma basis	2,487
Adjusted net profit, pro forma basis	1,501
Aggregate consideration of business acquisition	£ 955	£ 424	£ 118
ID Analytics and Emailage [member]
Disclosure Of Business Combinations [Line Items]
Aggregate consideration of business acquisition		£ 600